Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,120,988.75
Total Fee Amount	1,054.52
Total Offset Amount	0.00
Net Fee	$ 1,054.52
Offering Table N/A
Offset Table N/A	N/A